Segmented Information	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Segmented Information
15 – Segmented Information
The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

For the year ended December 31, 2021:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairments	Gain on revaluation of Vale Royalties financial instrument	Income (loss) before taxes	Cash flows from operating activities

Aurizona, Brazil	Gold	$-	$9,844	$-	$815	$-	$-	$9,029	$9,444

Black Fox, Canada	Gold	4,154	-	1,309	1,888	-	-	957	2,845

Bracemac-McLeod, Canada 1	Various	-	5,487	-	1,545	-	-	3,942	4,995

Chapada, Brazil	Copper	15,118	-	4,541	2,963	-	-	7,614	10,577

Diavik, Canada	Diamonds	-	7,647	-	3,372	-	-	4,275	7,097

Fruta del Norte, Ecuador	Gold	-	6,367	-	2,304	-	-	4,063	4,465

Houndé, Burkina Faso	Gold	-	3,803	-	1,610	-	-	2,193	3,802

Karma, Burkina Faso	Gold	4,065	-	824	1,935	-	-	1,306	3,241

Relief Canyon, United States	Gold	10,499	-	-	4,711	-	-	5,788	10,499

Santa Elena, Mexico	Gold	9,786	-	2,568	280	-	-	6,938	7,357

Vale Royalties, Brazil	Iron Ore	-	4,398	-	1,444	-	(5,887)	8,841	198

Yamana silver stream, Argentina	Silver	25,460	-	7,603	10,415	-	-	7,442	17,857

Other 2	Various	2,640	5,592	-	2,422	408	-	5,402	8,658

Total Segments		$71,722	$43,138	$16,845	$35,704	$408	$(5,887)	$67,790	$91,035

Corporate:

Administration & Project evaluation expenses		$-	$-	$-	$-	$-	$-	$(17,968)	$(11,492)

Foreign exchange loss		-	-	-	-	-	-	(645)	-

Loss on revaluation of investments		-	-	-	-	-	-	(1,659)	-

Finance (expense) income, net		-	-	-	-	-	-	(1,654)	38

Other		-	-	-	-	-	-	(1,011)	1,558

Total Corporate		$-	$-	$-	$-	$-	$-	$(22,937)	$(9,896)

Consolidated		$71,722	$43,138	$16,845	$35,704	$408	$(5,887)	$44,853	$81,139

1	Royalty revenue from Bracemac-McLeod consists of $2.8 million from copper and $2.7 million from zinc.

2
Where a stream and royalty interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, Thunder Creek, HM Claim, Triangle Zone, Ming and others. Includes revenue from interests located in Canada of $4.9 million, Argentina of $1.0 million and other of $2.3 million. Includes revenue from gold of $7.6 million and other base metals of $0.6 million.

For the year ended December 31, 2020
:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairments	Other	Income (loss) before taxes	Cash flows from operating activities

Aurizona, Brazil	Gold	$-	$8,850	$-	$1,067	$-	$-	$7,783	$7,950

Black Fox, Canada	Gold	3,693	-	1,194	1,014	-	-	1,485	2,500

Bracemac-McLeod, Canada 1	Various	-	2,946	-	1,485	-	-	1,461	3,234

Chapada, Brazil	Copper	9,904	-	3,021	2,914	-	-	3,969	6,883

Diavik, Canada	Diamonds	-	2,716	-	2,085	7,862	392	(7,623)	3,075

Fruta del Norte, Ecuador	Gold	-	3,302	-	1,256	-	-	2,046	1,408

Houndé, Burkina Faso	Gold	-	8,740	-	3,816	-	-	4,924	6,633

Karma, Burkina Faso	Gold	8,184	-	1,619	3,843	-	-	2,722	6,438

Relief Canyon, United States	Gold	7,096	-	-	2,820	-	-	4,276	7,096

Santa Elena, Mexico	Gold	9,749	-	2,552	312	-	-	6,885	7,100

Yamana silver stream, Argentina	Silver	19,199	-	5,660	10,119	-	-	3,420	13,540

Other 2	Various	835	7,811	-	2,393	1,015	-	5,238	7,553

Total Segments		$58,660	$34,365	$14,046	$33,124	$8,877	$392	$36,586	$73,410

Corporate:

Administration & Project evaluation expenses		$-	$-	$-	$-	$-	$-	$(13,868)	$(7,728)

Foreign exchange loss		-	-	-	-	-	-	(345)	-

Gain on revaluation of investments		-	-	-	-	-	-	3,830	-

Finance (expense) income, net		-	-	-	-	-	-	(1,792)	94

Other		-	-	-	-	-	135	(135)	(160)

Total Corporate		$-	$-	$-	$-	$-	$135	$(12,310)	$(7,794)

Consolidated		$58,660	$34,365	$14,046	$33,124	$8,877	$527	$24,276	$65,616

1	Royalty revenue from Bracemac-McLeod consists of $1.4 million from copper and $1.5 million from zinc.

2
Where a stream and royalty interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Ming and others. Includes royalty revenue from royalty interests located in Canada of $4.0 million, the United States of $0.6 million, Argentina of $1.1 million, Honduras of $1.0 million and other of $1.9 million. Includes royalty revenue from gold of $8.1 million and other base metals of $0.5 million.

Total assets as of:

In $000s	December 31, 2021	December 31, 2020

Aurizona	$11,124	$11,539

Black Fox	5,504	7,391

Bracemac-McLeod	1,089	2,142

Chapada	49,709	52,672

Diavik	7,742	10,564

Fruta del Norte	31,174	33,377

Hod Maden 1	69,131	102,484

Houndé	31,179	33,374

Hugo North Extension and Heruga 2	56,628	51,592

Karma	7,263	9,356

Relief Canyon	18,910	23,621

Santa Elena	1,152	1,511

Vale Royalties	120,543	-

Vatukoula	27,716	-

Yamana silver stream	37,954	48,369

Other 3	93,221	89,724

Total Segments	$570,039	$477,716

Corporate:

Cash and cash equivalents	$16,166	$113,776

Investments	24,056	46,936

Other assets	10,597	11,493

Total Corporate	$50,819	$172,205

Consolidated	$620,858	$649,921

1
Includes royalty interest of $5.8 million and investment in associate of $63.3 million at December 31, 2021. Includes royalty interest of $5.8 million and investment in associate of $96.7 million at December 31, 2020.

2
Includes
 stream
 interest of $35.4 million and investment in associate of $21.3 million at December 31, 2021. Includes stream
 interest of $35.4 million and investment in associate of $16.2 million at December 31, 2020.

3
Where a stream and royalty interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, Triangle Zone, Ming, and others.

Non-current
assets by geographical region as of:

In $000s	December 31, 2021 1	December 31, 2020 1

North America

Canada	$45,917	$54,013

USA	41,660	39,113

Mexico	4,034	4,598

South & Central America

Argentina	$51,627	$62,039

Brazil	177,640	65,075

Ecuador	29,675	31,977

French Guiana	5,160	5,160

Chile	2,460	2,460

Africa

Burkina Faso	$38,565	$41,749

South Africa	2,745	2,980

Other

Turkey	$72,917	$106,402

Mongolia	57,271	52,235

Fiji	27,590	-

Australia	3,220	3,401

Other	2,717	4,258

Consolidated	$563,198	$475,460